GENERAL (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL
Summary of licenses

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/02/2020	Data communication system services	August 3, 2020
License of electronic money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronic money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

Summary of Boards of Commissioners and Directors

	2024	2025
President Commissioner	-	Angga Raka Prabowo
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	-
Independent Commissioner	Bono Daru Adji	Rofikoh Rokhim
Independent Commissioner	Wawan Iriawan	Ira Noviarti
Independent Commissioner	-	Deswandhy Agusman
Commissioner	Arya Mahendra Sinulingga	Ossy Dermawan
Commissioner	Ismail	Rionald Silaban
Commissioner	Silmy Karim	Silmy Karim
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Marcelino Rumambo Pandin	-
Commissioner	Isa Rachmatarwata	-
President Director	Ririek Adriansyah	Dian Siswarini
Director of Enterprise & Business Service	F.M. Venusiana R.	Veranita Yosephine
Director of Human Capital Management	Afriwandi	Willy Saelan
Director of IT Digital	Muhamad Fajrin Rasyid	Faizal Rochmad Djoemadi
Director of Finance and Risk Management	Heri Supriadi	Arthur Angelo Syailendra
Director of Legal & Compliance	-	Andy Kelana
Director of Network	Herlan Wijanarko	Nanang Hendarno
Director of Strategic Business Development & Portfolio	Budi Setyawan Wijaya	Seno Soemadji
Director of Wholesale &
International Service	Bogi Witjaksono	Budi Satria Dharma Purba
Director of Group Business Development	Honesti Basyir	-

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2024	2025
Chairman	Bono Daru Adji	Deswandhy Agusman
Member	Bambang Permadi Soemantri Brojonegoro	Ira Noviarti
Member	Wawan Iriawan	Rofikoh Rokhim
Member	Edy Sihotang	Achmad Taufik
Member	Emmanuel Bambang Suyitno	Irhoan Tanudiredja
Corporate Secretary	Octavius Oky Prakarsa	Jati Widagdo
Internal Audit	Mohamad Ramzy	Mohamad Ramzy*

*Based on the Notification Letter from the SVP Corporate Secretary No. Tel.03/LP 000/COP-M0000000/2026 dated March 5, 2026, to the Financial Services Authority regarding the Information about the Change of Head of Internal Audit Unit, Mr. Afdol Muftiasa has been appointed as the Company’s temporary SVP Internal Audit (Head of Internal Audit Unit). Accordingly, Mr. Mohamad Ramzy no longer serves in such position.

Summary of direct subsidiaries

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2024	2025	2024	2025
PT Telekomunikasi Selular (“Telkomsel”)	Mobile telecommunication,fixed broadband,network service, and internet protocol television ("IPTV")	1995	70	70	116,965	114,388
PT Dayamitra Telekomunikasi Tbk.(“Mitratel”)	Leasing of towers and digital support services for mobile infrastructure	1995	72	72	58,131	58,345
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	17,173	19,540
PT Multimedia Nusantara (“Metra”)	Network telecommunication services and multimedia	1998	100	100	17,959	17,250
PT Telkom Data Ekosistem (“TDE”)	Data center	1996	100	100	8,394	9,871
PT Telkom Satelit Indonesia (“Telkomsat”)	Telecommunication - provides satellite communication system and its related services	1996	100	100	8,845	8,230
PT Sigma Cipta Caraka (“Sigma”)	Hardware and software computer consultation service	1988	100	100	6,185	5,392
PT Graha Sarana Duta ("GSD")	Developer, trade, service and transportation	1982	100	100	5,460	5,170
PT Telkom Akses (“Telkom Akses”)	Construction, service and trade in the field of telecommunication	2013	100	100	4,480	4,244
PT Telkom Infrastruktur Indonesia (“TIF”)	Network telecommunication and information services	2024	100	100	3,048	3,944
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	2,096	1,883
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Developer service and trading in the field of telecommunication	2014	100	100	1,359	1,226
PT PINS Indonesia (“PINS”)	Trade in telecommunication devices	1995	100	100	733	550
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD") and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

All direct subsidiaries are domiciled in Indonesia.

Summary of immediate indirect subsidiaries

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2024	2025	2024	2025
PT Metra Digital Investama Ventura (“MDI”)	Trading, information and multimedia technology, entertainment and investment services	2013	100	100	9,110	9,054
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	6,090	7,102
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	3,624	3,530
NeutraDC Singapore Pte. Ltd. (“NeutraDC Singapore”) domiciled in Singapore	Data center	2024	100	100	3,478	2,379
PT Teknologi Data Infrastruktur (“TDI”)	Telecommunication service and data center	2013	60	60	1,424	2,261
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	2,120	2,148
PT Infomedia Nusantara (“Infomedia”)	Information provider services, contact center and content directory	1984	100	100	2,187	1,968
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,621	1,754
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,383	1,450
PT Nuon Digital Indonesia (“Nuon”)	Digital content exchange hub services	2010	100	100	1,393	1,412
Telekomunikasi Indonesia International (TL) S.A. ("Telkomcel"), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	1,035	1,297
PT Telkomsel Mitra Inovasi (“TMI”)	Business management consulting and investment services	2019	100	100	1,040	1,014
PT Metra Digital Media (“MD Media”)	Telecommunication information and other information services	2013	100	100	876	859
PT Administrasi Medika (“Ad Medika”)**	Health insurance administration services	2002	100	100	702	747
PT Digital Aplikasi Solusi ("Digiserve")	Communication system services	2014	100	100	441	507
PT Ultra Mandiri Telekomunikasi ("UMT")	Telecommunication network infrastructure services	2019	100	100	366	430
Telekomunikasi Indonesia International (USA) Inc.(“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	267	392
PT Swadharma Sarana Informatika (“SSI”)	Cash replenishment services and Automated Teller Machines ("ATM") maintenance	2001	51	51	380	379
PT Telkomsel Ekosistem Digital ("TED")	Business management consulting services and investment and/or investment in other companies	2021	100	100	451	304
PT Nusantara Sukses Investasi (“NSI”)	Service and trading	2014	100	100	288	286
PT Graha Yasa Selaras (”GYS”)	Tourism and hospitality services	2012	51	51	277	261
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	57	255
PT Nutech Integrasi (“Nutech”)	System integrator service	2001	60	60	224	242
TS Global Network Sdn. Bhd. (“TSGN”), domiciled in Malaysia	Satellite services	1996	70	70	357	210
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	196	195
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	165	163
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd. (”Telin Malaysia”), domiciled in Malaysia	Telecommunication and information services	2013	70	70	144	152
PT Media Nusantara Data Global ("MNDG")	Consultation services of hardware, software, data center, and internet exchange	2012	55	55	127	128
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	52	58
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	69	52
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2012; ceased operations on October, 2020	60	60	29	29

*  Percentage of ownership amounting to 99.99% is presented into rounding of 100%.

** Note 1.e.iii.

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.

Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

Consideration paid	650
Book value of UMT’s equity at the acquisition date	(91)
Difference in value of restructuring transactions of entites under common control	559

Schedule of assets and liabilities held for sale

Assets
Cash and cash equivalents	413
Trade receivables	157
Others (each below Rp100 billion)	181
Assets held for sale	751

Liabilities
Customer deposits	(247)
Others (each below Rp100 billion)	(219)
Liabilities directly associated with the assets held for sale	(466)

Assets held for sale - net	285